Exploration costs	9 Months Ended
Sep. 30, 2017
Disclosure Text Block [Abstract]
Oil and Gas Exploration and Production Industries Disclosures [Text Block]
13	Exploration costs

	Three months ended		Nine months ended
	September 30		September 30
	2017	2016	2017	2016
Mongolia	$72	$58	$162	$340
Other	23	(8)	111	79
	$95	$50	$273	$419